Property and Equipment Net (Details) - Gelesis - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 62,907	$ 49,996
Less accumulated depreciation	(4,392)	(3,101)
Property and equipment - net	58,515	46,895
Laboratory and manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	28,101	8,176
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	10,404	4,334
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	463	176
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	1,614	1,742
Capitalized software
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	228	17
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 22,097	$ 35,551